Quarterly Information (Unaudited)	12 Months Ended
May. 31, 2015
Quarterly Information (Unaudited)

NOTE Q — QUARTERLY INFORMATION (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended May 31, 2015 and 2014:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 28 (a)	May 31
2015
Net Sales	$1,203,896	$1,071,128	$946,367	$1,373,159
Gross Profit	$508,393	$453,943	$379,738	$599,295
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$99,079	$69,766	$(57,348)	$127,987
Basic Earnings (Loss) Per Share	$0.74	$0.52	$(0.44)	$0.97
Diluted Earnings (Loss) Per Share	$0.73	$0.52	$(0.44)	$0.95

Dividends Per Share	$0.240	$0.260	$0.260	$0.260

(In thousands, except per share amounts)	August 31	November 30	February 28	May 31
2014
Net Sales	$1,164,674	$1,071,487	$863,410	$1,276,782
Gross Profit	$499,072	$457,945	$358,026	$560,725
Net Income Attributable to RPM International Inc. Stockholders	$103,098	$63,562	$16,221	$108,779
Basic Earnings Per Share	$0.78	$0.48	$0.12	$0.82
Diluted Earnings Per Share	$0.77	$0.48	$0.12	$0.80

Dividends Per Share	$0.225	$0.240	$0.240	$0.240

(a)	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.